As filed with the Securities and Exchange Commission on June 5, 2001

                                                     Registration No. 333-47728
                                                                      811-07798


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         ------------------------------


                                    FORM S-6
                         ------------------------------
                  FOR THE REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
                         ------------------------------
                         POST-EFFECTIVE AMENDMENT NO. 2


A.       Exact name of trust:

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                  VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

B.       Name of depositor:

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

C.       Complete address of depositor's principal executive office:

                                51 Madison Avenue
                            New York, New York 10010

D.       Name and complete address of agent for service:


                           Richard P. Bowman, Esq.
                         New York Life Insurance and
                             Annuity Corporation
                              51 Madison Avenue
                           New York, New York 10010


                                   Copy to:

Jeffrey S. Puretz, Esq.                         Sheila K. Davidson, Esq.
Dechert                                         Senior Vice President
1775 Eye Street, N. W.                          and General Counsel
Washington, D.C.  20006-2401                    New York Life Insurance Company
                                                51 Madison Avenue
                                                New York, New York  10010


It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ] on May 1, 2001 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.

[ ] on _______ pursuant to paragraph (a)(i) of 485.

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


E.      Title of securities being registered:

        Units of interests in the Separate Account under Single Premium Variable Universal Life Insurance Policies.

F. Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

        Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

                               EXPLANATORY NOTE


Registrant is filing this Post-Effective Amendment No. 2 ("Amendment") for the purpose of adding five new variable sub-accounts that will be available under the NYLIAC Single Premium Variable Universal Life Insurance contract described in the registration statement. The prospectus supplement contained in the Amendment adds to the information contained in the prospectus dated May 1, 2001. The Amendment is not intended to amend or delete any part of the May 1, 2001 prospectus, except as specifically noted herein.

                             CROSS REFERENCE SHEET

                      INFORMATION REQUIRED IN A PROSPECTUS

Item of Form N-8B-2                                   Prospectus Caption
-------------------                                   ------------------
1                                                     Glossary of Special Terms; Separate
                                                      Account

2                                                     Who We Are

3                                                     Not Applicable

4                                                     Distribution of the Policies

5                                                     Separate Account

6                                                     Separate Account

7                                                     Not Applicable

8                                                     Not Applicable

9                                                     Legal Proceedings

10                                                    Policy Overview; Summary of Fees and
                                                      Charges; Who We Are; Death Benefit
                                                      Guarantee; Charges and Deductions; Your
                                                      Policy; Premiums; Separate Account; The
                                                      Eligible Portfolios; Transfers, Dollar Cost
                                                      Averaging and Account Rebalancing; Life
                                                      Insurance Benefits and Cash Values;
                                                      Death Benefit Guarantee; Making
                                                      Withdrawals from Your Policy; Loans;
                                                      Lapse and Reinstatement; Additional
                                                      Benefits through Riders and Options;
                                                      Distribution of the Policies

11                                                    Premiums; Life Insurance Benefits and
                                                      Cash Values; Death Benefit Guarantee;
                                                      Separate Account

12                                                    The Eligible Portfolios; Who We Are;
                                                      Distribution of the Policies

13                                                    Policy Overview, Life Insurance Benefits
                                                      and Cash Value; Death Benefit Guarantee;
                                                      Making Withdrawals from Your Policy;
                                                      Loans; Premiums, Separate Account, The
                                                      Eligible Portfolios; Charges and
                                                      Deductions; Distribution of the Policies;
                                                      Your Policy; Separate Account; The Eligible
                                                      Portfolios; Transfers; Dollar Cost Averaging
                                                      and Account Rebalancing

14                                                    Policy Overview; Premiums; Lapse and
                                                      Restatement; The Eligible Portfolios

15                                                    Policy Overview; Premiums; Lapse and
                                                      Reinstatement; Your Policy

16                                                    Policy Overview; Separate Account; Life
                                                      Insurance Benefits and Cash Value;
                                                      Premiums; The Eligible Portfolios; Transfers;
                                                      Dollar Cost Averaging and Account Rebalancing

17                                                    Policy Overview; Life Insurance Benefits
                                                      and Cash Value; Death Benefit Guarantee;
                                                      Separate Account; Making Withdrawals
                                                      from Your Policy; Loans

18                                                    Policy Overview; Life Insurance Benefits
                                                      and Cash Value; Death Benefit Guarantee;
                                                      Separate Account; Making Withdrawals
                                                      from Your Policies;



                                                      Loans; The Eligible Portfolios; Transfers;
                                                      Dollar Cost Averaging and Account
                                                      Rebalancing

19                                                    Your Policy

20                                                    Not Applicable

21                                                    Making Withdrawals from Your Policy

22                                                    Not Applicable

23                                                    Not Applicable

24                                                    Other Information

25                                                    Who We Are

26                                                    Charges and Deductions; Loans; Making
                                                      Withdrawals from Your Policy; Lapse &
                                                      Reinstatement; Other Information; Your
                                                      Policy

27                                                    Who We Are

28                                                    Directors and Officers of NYLIAC

29                                                    Who We Are

30                                                    Not Applicable

31                                                    Not Applicable

32                                                    Not Applicable

33                                                    Not Applicable

34                                                    Not Applicable

35                                                    Not Applicable

36                                                    Not Applicable

37                                                    None

38                                                    Distribution of the Policies

39                                                    Distribution of the Policies

40                                                    Distribution of the Policies

41                                                    Distribution of the Policies

42                                                    Not Applicable

43                                                    Not Applicable

44                                                    Life Insurance Benefits and Cash Values;
                                                      Death Benefit Guarantee; Premiums;
                                                      Your Policy; Federal Tax Considerations

45                                                    Not Applicable

46                                                    Life Insurance Benefits and Cash Values;
                                                      Death Benefit Guarantee; Premiums;
                                                      Loans, Making Withdrawals From Your
                                                      Policy; Charges and Deductions; Separate
                                                      Account; The Fixed Account; The Eligible
                                                      Portfolios; Transfers, Dollar Cost
                                                      Averaging and Account Rebalancing

47                                                    None

48                                                    None

49                                                    None

50                                                    Not Applicable

51                                                    Not Applicable

52                                                    Separate Account; The Fixed Account;
                                                      The Eligible Portfolios; Transfers;
                                                      Your Policy; Dollar Cost Averaging
                                                      and Account Rebalancing; Other
                                                      Information

53                                                    Federal Tax Considerations

54                                                    Not Applicable

55                                                    Illustrations of Life Insurance Benefits,
                                                      Cash Values and Cash Surrender Values

56                                                    Not Applicable

57                                                    Not Applicable

58                                                    Not Applicable

59                                                    Financial Statements

            SINGLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                                  INVESTING IN
               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT I

                         Supplement dated June 15, 2001
                        to Prospectus dated May 1, 2001

     This supplement amends the May 1, 2001 Prospectus for the Single Premium Variable Universal Life Insurance Policy ("policy"). You should read this information carefully before you invest in the Investment Divisions described in this supplement and retain this supplement for future reference. This supplement is not valid unless it is read in conjunction with a May 1, 2001 Prospectus for the policy. The terms we use in this supplement have the same meanings as in the Prospectus for the policy.

     The purpose of this supplement is to describe five new Investment Divisions that will be available under the policy as of July 6, 2001. This supplement identifies the new Investment Divisions and provides information regarding each new Investment Division's fees, expenses and investment objectives. Keeping this purpose in mind, please note the following changes.

     Throughout the Prospectus, all references to "twenty-two" (or "22") Investment Divisions are changed to refer to 27 Investment Divisions, except in reference to the Separate Account on page 10.

     On the Prospectus cover page, add the following to the list of available variable Investment Divisions:

     - MainStay VP Mid Cap Core
     - MainStay VP Mid Cap Growth
     - MainStay VP Small Cap Growth
     - MainStay VP Equity Income
     - Dreyfus IP Technology Growth (Initial Shares)

     On the cover page, replace the paragraph immediately following the list of Eligible Portfolios with the following:

        If you decide to buy this life insurance policy, you should keep this Prospectus for your records. This Prospectus is not valid unless it is read in conjunction with the current prospectuses for the MainStay VP Series Fund, Inc., The Alger American Fund, Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, The Universal Institutional Funds, Inc. and the T. Rowe Price Equity Series, Inc. (we refer to them collectively as "Funds" and individually as a "Fund").

     On page 9, add the following to the Eligible Portfolio Fees and Expenses table:

                                      MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   DREYFUS IP
                                        MID CAP       MID CAP      SMALL CAP      EQUITY      TECHNOLOGY
                                         CORE         GROWTH        GROWTH        INCOME        GROWTH
                                      -----------   -----------   -----------   -----------   ----------
FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for
     the fiscal year ended December
     31, 2000)(a)
  Advisory Fees.....................     0.74%(k)      0.73%(k)      0.71%(k)      0.65%(k)      0.75%
  Administration Fees...............     0.00%(k)      0.00%(k)      0.00%(k)      0.00%(k)      0.00%
  Other Expenses....................     0.24%         0.24%         0.24%         0.24%         0.09%
  Total Fund Annual Expenses........     0.98%(g)      0.97%(h)      0.95%(i)      0.89%(j)      0.84%(l)

---------------
(a) The Fund or its agents provided the fees and charges, which are based on 2000 expenses and may reflect estimated charges, except for Janus. We have not verified the accuracy of the information provided by the Fund or its agents.

(g) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.98% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 0.85%, 0.24% and 1.09%, respectively.

(h) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. NYLIM has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.97% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 0.75%, 0.24% and 0.99%, respectively.

(i) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. NYLIM has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.95% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 1.00%, 0.24% and 1.24%, respectively.

(j) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. NYLIM has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.89% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 0.70%, 0.24% and 0.94%, respectively.

(k) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administrative Fees for this Investment Division.

(l) The figures for the Dreyfus IP Technology Growth Portfolio are for the initial class shares for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than the figures given above.

     On page 10, in the fourth paragraph under Separate Account, delete the sentence "The Separate Account currently consists of twenty-two Investment Divisions," and replace it with "The Separate Account currently consist of 37 Investment Divisions, 27 of which are available under this product."

     On pages 11 and 12, add the following to the ELIGIBLE PORTFOLIOS table:

---------------------------------------------------------------------------------------------------------------------
               FUND                            ELIGIBLE PORTFOLIOS                   INVESTMENT OBJECTIVES
---------------------------------------------------------------------------------------------------------------------
 MainStay VP Series Fund, Inc.      MainStay VP Mid Cap Core                   long-term growth of capital
---------------------------------------------------------------------------------------------------------------------
                                    MainStay VP Mid Cap Growth                 long-term growth of capital
                                    ---------------------------------------------------------------------------------
                                    MainStay VP Small Cap Growth               long-term capital appreciation
                                    ---------------------------------------------------------------------------------
                                    MainStay VP Equity Income                  long-term total return from a
                                                                                 combination of capital
                                                                                 appreciation and income
---------------------------------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios      Dreyfus IP Technology Growth (Initial      technology companies for capital
                                      Shares)                                    appreciation
---------------------------------------------------------------------------------------------------------------------

     In Appendix A, entitled "Illustration," on page A-2, replace the first paragraph with the following:

        Taking into account the assumed charges for mortality and administrative fees in the Separate Account and the average investment advisory fees and expenses of the Funds, the gross rates of return of 0%, 6% and 12% would correspond to illustrated net investment returns of -1.28%, 4.65% and 10.57%, respectively, based on the current charge for mortality and expense risks, and -1.57%, 4.33% and 10.24%, respectively, based on the guaranteed maximum charge for mortality and expense risk.

     In Appendix A on page A-3, replace the illustration table with the following:

                     SINGLE PREMIUM VARIABLE UNIVERSAL LIFE

                         MALE ISSUE AGE: 55, PREFERRED
                        PLANNED SINGLE PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $25,861
                          ASSUMING GUARANTEED CHARGES

                                            END OF YEAR                    END OF YEAR                   END OF YEAR
                                          DEATH BENEFIT(1)                CASH VALUE(1)              CASH SURRENDER VALUE
                                    ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
              TOTAL PREMIUMS PAID   ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
              PLUS INTEREST AT 5%   ----------------------------   ---------------------------   ----------------------------
POLICY YEAR    AS OF END OF YEAR      0%        6%        12%        0%       6%        12%        0%        6%        12%
-----------   -------------------   -------   -------   --------   ------   -------   --------   -------   -------   --------
     1              10,000          25,861    25,861     25,861    9,554    10,133     10,712     8,785     9,311      9,838
     2              10,500          25,861    25,861     25,861    9,106    10,257     11,477     8,458     9,516     10,677
     3              11,025          25,861    25,861     25,861    8,655    10,372     12,301     8,119     9,716     11,601
     4              11,576          25,861    25,861     25,861    8,198    10,476     13,189     7,766     9,907     12,589
     5              12,155          25,861    25,861     25,861    7,731    10,567     14,148     7,395    10,088     13,648
     6              12,763          25,861    25,861     25,861    7,256    10,644     15,186     7,005    10,259     14,786
     7              13,401          25,861    25,861     25,861    6,765    10,705     16,312     6,592    10,414     16,012
     8              14,071          25,861    25,861     25,861    6,254    10,744     17,535     6,149    10,549     17,335
     9              14,775          25,861    25,861     25,861    5,718    10,758     18,867     5,671    10,661     18,767
    10              15,513          25,861    25,861     25,861    5,153    10,744     20,324     5,153    10,744     20,324
    11              16,289          25,861    25,861     26,572    4,601    10,808     22,143     4,601    10,808     22,143
    12              17,103          25,861    25,861     28,721    4,001    10,841     24,135     4,001    10,841     24,135
    13              17,959          25,861    25,861     31,035    3,346    10,836     26,301     3,346    10,836     26,301
    14              18,856          25,861    25,861     33,527    2,628    10,791     28,655     2,628    10,791     28,655
    15              19,799          25,861    25,861     36,210    1,839    10,698     31,215     1,839    10,698     31,215
    16              20,789          25,861    25,861     39,099      963    10,548     33,999       963    10,548     33,999
    17              21,829          25,861    25,861     41,850        0    10,319     37,036         0    10,319     37,036
    18              22,920          25,861    25,861     44,799        0    10,011     40,360         0    10,011     40,360
    19              24,066          25,861    25,861     47,960        0     9,597     44,000         0     9,597     44,000
    20              25,270          25,861    25,861     51,357        0     9,053     47,997         0     9,053     47,997
    21              26,533          25,861    25,861     55,019        0     8,353     52,399         0     8,353     52,399
    22              27,860          25,861    25,861     60,046        0     7,466     57,187         0     7,466     57,187
    23              29,253          25,861    25,861     65,513        0     6,352     62,393         0     6,352     62,393
    24              30,715          25,861    25,861     71,454        0     4,968     68,051         0     4,968     68,051
    25              32,251          25,861    25,861     77,907        0     3,247     74,197         0     3,247     74,197
    26              33,864          25,861    25,861     84,911        0     1,103     80,868         0     1,103     80,868
    27              35,557          25,861    25,861     92,506        0         0     88,101         0         0     88,101
    28              37,335          25,861    25,861    100,732        0         0     95,935         0         0     95,935
    29              39,201          25,861    25,861    109,632        0         0    104,411         0         0    104,411
    30              41,161          25,861    25,861    119,248        0         0    113,569         0         0    113,569

---------------
(1) Assumes no policy loan or partial withdrawal has been made.

     We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and the investment experience of the portfolios of the Funds. The death benefit, cash value and cash surrender value for a policy would be different from those shown if the actual gross annual rates of return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below those averages for individual policy years. They would also be different if any policy loans or partial withdrawals were made. Neither New York Life Insurance and Annuity Company, the separate accounts, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

     In Appendix A on page A-4, replace the illustration table with the following:

                     SINGLE PREMIUM VARIABLE UNIVERSAL LIFE

                         MALE ISSUE AGE: 55, PREFERRED
                        PLANNED SINGLE PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $25,861
                            ASSUMING CURRENT CHARGES

                                             END OF YEAR                    END OF YEAR                   END OF YEAR
                                           DEATH BENEFIT(1)                CASH VALUE(1)              CASH SURRENDER VALUE
                 TOTAL PREMIUMS      ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
                      PAID           ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
              PLUS INTEREST AT 5%    ----------------------------   ---------------------------   ----------------------------
POLICY YEAR    AS OF END OF YEAR       0%        6%        12%        0%       6%        12%        0%        6%        12%
-----------   --------------------   -------   -------   --------   ------   -------   --------   -------   -------   --------
     1               10,000          25,861    25,861     25,861    9,634    10,217     10,799     8,857     9,388      9,917
     2               10,500          25,861    25,861     25,861    9,267    10,433     11,666     8,606     9,678     10,866
     3               11,025          25,861    25,861     25,861    8,902    10,651     12,610     8,349     9,976     11,910
     4               11,576          25,861    25,861     25,861    8,536    10,871     13,639     8,084    10,278     13,039
     5               12,155          25,861    25,861     25,861    8,170    11,091     14,763     7,811    10,591     14,263
     6               12,763          25,861    25,861     25,861    7,802    11,313     15,990     7,530    10,913     15,590
     7               13,401          25,861    25,861     25,861    7,431    11,535     17,333     7,238    11,235     17,033
     8               14,071          25,861    25,861     25,861    7,056    11,757     18,803     6,935    11,557     18,603
     9               14,775          25,861    25,861     25,861    6,674    11,977     20,415     6,617    11,877     20,315
    10               15,513          25,861    25,861     27,060    6,281    12,194     22,180     6,281    12,194     22,180
    11               16,289          25,861    25,861     29,184    5,927    12,518     24,320     5,927    12,518     24,320
    12               17,103          25,861    25,861     31,730    5,553    12,843     26,664     5,553    12,843     26,664
    13               17,959          25,861    25,861     34,491    5,150    13,167     29,229     5,150    13,167     29,229
    14               18,856          25,861    25,861     37,498    4,720    13,491     32,050     4,720    13,491     32,050
    15               19,799          25,861    25,861     40,769    4,258    13,813     35,146     4,258    13,813     35,146
    16               20,789          25,861    25,861     44,317    3,757    14,133     38,537     3,757    14,133     38,537
    17               21,829          25,861    25,861     47,756    3,216    14,451     42,262     3,216    14,451     42,262
    18               22,920          25,861    25,861     51,457    2,627    14,765     46,357     2,627    14,765     46,357
    19               24,066          25,861    25,861     55,441    1,985    15,075     50,864     1,985    15,075     50,864
    20               25,270          25,861    25,861     59,735    1,280    15,380     55,827     1,280    15,380     55,827
    21               26,533          25,861    25,861     64,373      504    15,678     61,307       504    15,678     61,307
    22               27,860          25,861    25,861     70,711        0    15,967     67,344         0    15,967     67,344
    23               29,253          25,861    25,861     77,662        0    16,243     73,963         0    16,243     73,963
    24               30,715          25,861    25,861     85,281        0    16,507     81,220         0    16,507     81,220
    25               32,251          25,861    25,861     93,631        0    16,756     89,172         0    16,756     89,172
    26               33,864          25,861    25,861    102,863        0    16,985     97,964         0    16,985     97,964
    27               35,557          25,861    25,861    112,999        0    17,192    107,618         0    17,192    107,618
    28               37,395          25,861    25,861    124,104        0    17,373    118,194         0    17,373    118,194
    29               39,201          25,861    25,861    136,377        0    17,523    129,883         0    17,523    129,883
    30               41,161          25,861    25,861    149,845        0    17,634    142,710         0    17,634    142,710

---------------
(1) Assumes no policy loan or partial withdrawal has been made.

     We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and the investment experience of the portfolios of the Funds. The death benefit, cash value and cash surrender value for a policy would be different from those shown if the actual gross annual rates of return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below those averages for individual policy years. They would also be different if any policy loans or partial withdrawals were made. Neither New York Life Insurance and Annuity Company, the separate accounts, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                  New York Life Insurance Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                                     PART II

                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934 , the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING

         Reference is made to Article VIII of the Depositor's By-Laws.

         New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

         New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the Single Premium Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.


                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The facing sheet.

     The prospectus supplement consisting of 5 pages.

     The undertaking to file reports.

     The undertaking pursuant to Rule 484.

     The representation as to the reasonableness of aggregate fees and charges.

     The signatures.
     Written consents of the following persons:

     (a) Thomas F. English, Esq.

     (b) Michael Fong, Associate Actuary

     (c) PricewaterhouseCoopers LLP

     The following exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B- 2:

     (1) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, (File No. 64410), filed 4/25/97 and incorporated herein by reference.

     (2)          Not applicable.

     (3)(a)(1) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (3)(a)(1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, (File No. 64410), filed 4/25/97 and incorporated herein by reference.

     (3)(a)(2) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(a)(2) to Registrant's Post-Effective Amendment No. 3 on Form S-6 (File No. 64410), filed 4/17/96 and incorporated herein by reference.

     (3)(b)       Not applicable.

     (3)(c)       Not applicable.

     (4)          Not applicable.

     (5) Form of Policy for Single Premium Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's initial registration statement on Form S-6 (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.

     (5)(a) Living Benefits Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(h) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-79309), filed 7/23/99 and incorporated herein by reference.

     (5)(b) Spouse's Paid-Up Insurance Purchase Option Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(j) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-79309), filed 7/23/99 and incorporated herein by reference.

     (6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

     (6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

     (6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

     (7)          Not applicable.

     (8)          Not applicable.

     (9)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (9) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, re-filed as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 4/25/97 for the following, and incorporated herein by reference:

                  Jay S. Calhoun, Vice President, Treasurer and Director (Principal Financial Officer)
                  Richard M. Kernan, Jr., Director
                  Robert D. Rock, Senior Vice President and Director Frederick J. Sievert, President and Director
                  (Principal Executive Officer)
                  Stephen N. Steinig, Senior Vice President, Chief Actuary and Director
                  Seymour Sternberg, Director

     (9)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as
                  Exhibit 8(d) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

     (9)(e) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit (11) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Registrant's Post-Effective Amendment No. 4 on Form S-6 (File No. 33-64410), filed 4/25/97 and incorporated herein by reference.

     (9)(f) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended
                  - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(g) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(h)       Participation Agreement between Janus Aspen Series and NYLIAC
                  - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(i) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(j) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(k) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(l) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), filed 2/18/99 and incorporated herein by reference for the following:

                  George J. Trapp, Director
                  Frank M. Boccio, Director
                  Phillip J. Hildebrand, Director
                  Michael G. Gallo, Director
                  Solomon Goldfinger, Director
                  Howard I. Atkins, Director

     (9)(m) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/13/00 and incorporated herein by reference.

     (9)(n) Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

     (9)(o) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.10(e) as Exhibit (9)(o) to Registrant's initial registration statement on Form S-6 (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.

     (9)(p) Form of Participation Agreement among Dreyfus Investment Portfolios, the Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.10(e) as Exhibit (9)(r) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

     (9)(q) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(s) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.


     (10) Form of Application - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10) to Registrant's initial registration statement on Form S-6 (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.

2. Opinion and Consent of Thomas F. English, Esq. - Filed herewith.

3.                Not applicable.

4.                Not applicable.

5.                Not applicable.

6.                Opinion and Consent of Michael Fong, Associate
                  Actuary - Filed herewith.

7.                Consent of PricewaterhouseCoopers LLP - Filed herewith.

                                   SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933, the Registrant, NYLIAC Variable Universal Life Separate Account-I, certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 5th day of June, 2001.


                                        NYLIAC VARIABLE UNIVERSAL LIFE
                                        SEPARATE ACCOUNT-I
                                            (Registrant)


                                        By  /s/ MELVIN J. FEINBERG
                                           -------------------------------------
                                            Melvin J. Feinberg
                                            Vice President

                                        NEW YORK LIFE INSURANCE AND
                                        ANNUITY CORPORATION
                                            (Depositor)


                                        By  /s/ MELVIN J. FEINBERG
                                           -------------------------------------
                                            Melvin J. Feinberg
                                            Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

     Howard I. Atkins*              Executive Vice President and Director
                                    (Principal Financial Officer)

     Gary G. Benanav*               Executive Vice President and Director

     Frank M. Boccio*               Director

     John A. Cullen*                Vice President and Controller (Principal
                                    Accounting Officer)

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director

     Phillip J. Hildebrand*         Director

     Richard M. Kernan, Jr.*        Director

     Robert D. Rock*                Senior Vice President and Director

     Frederick J. Sievert*          President and Director (Principal Executive
                                    Officer)

     Seymour Sternberg*             Director

     George J. Trapp*               Director


*By  /s/ MELVIN J. FEINBERG
   -------------------------------------
     Melvin J. Feinberg
     Attorney-in-Fact
     June 5, 2001


*  Pursuant to Powers of Attorney previously filed.

                                EXHIBIT INDEX

Exhibit
Number               Description
------               -----------
 2.                  Opinion and Consent of Thomas F. English, Esq.

 6.                  Opinion and Consent of Michael Fong, Associate Actuary

 7.                  Consent of PricewaterhouseCoopers LLP